SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended
	Nov. 22, 2018 USD ($) Vessel	Oct. 25, 2018 USD ($) Building	Nov. 01, 2018 $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares				$ 0.06	$ 0.50
Repayment of credit facility				$ 54,157	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares			$ 0.01
Dividend declare date			Nov. 01, 2018
Number of new buildings | Building		2
Repayment of credit facility		$ 4,200
Number of vessels to be purchased | Vessel	2
Sales price of vessels including inventory	$ 20,000